UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4009

GOVERNMENT SECURITIES VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2011

Government Securities Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

.

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

Government Securities Variable Account

The Portfolio of Investments is a complete list of all securities owned by your variable account. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS - 92.4%
Agency - Other - 6.2%
Financing Corp., 9.4%, 2018	$1,020,000	$1,477,954
Financing Corp., 10.35%, 2018	500,000	770,488
Financing Corp., STRIPS, 0%, 2017	1,220,000	1,101,077

		$3,349,519

Asset-Backed & Securitized - 2.1%
Citigroup/Deutsche Bank
Commercial Mortgage Trust, 5.322%, 2049	$151,000	$155,651
Commercial Mortgage Pass- Through Certificates, “A4”, 5.306%, 2046	424,864	445,916
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	249,825	261,075
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.184%, 2051	242,098	256,840

		$1,119,482

Local Authorities - 1.2%
California (Build America Bonds), 7.625%, 2040	$30,000	$36,982
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	180,000	212,888
Port Authority NY & NJ (168th Series), 4.926%, 2051	210,000	215,886
University of California Rev. (Build America Bonds), 5.77%, 2043	125,000	143,839

		$609,595

Mortgage-Backed - 44.5%
Fannie Mae, 4.719%, 2012	$31,790	$32,368
Fannie Mae, 4.73%, 2012	85,599	87,890
Fannie Mae, 4.542%, 2013	50,791	52,523
Fannie Mae, 4.845%, 2013	236,346	247,140
Fannie Mae, 5%, 2013 - 2041	2,685,353	2,887,729
Fannie Mae, 5.06%, 2013	95,058	96,896
Fannie Mae, 5.159%, 2013	91,587	97,119
Fannie Mae, 4.563%, 2014	75,837	80,800
Fannie Mae, 4.6%, 2014	114,611	121,677
Fannie Mae, 4.61%, 2014	347,474	369,931
Fannie Mae, 4.77%, 2014	96,611	103,583
Fannie Mae, 4.842%, 2014	685,308	732,519
Fannie Mae, 4.873%, 2014	427,534	449,535
Fannie Mae, 5.1%, 2014 - 2015	190,349	204,706
Fannie Mae, 4.56%, 2015	148,205	160,019
Fannie Mae, 4.62%, 2015	165,106	177,980
Fannie Mae, 4.665%, 2015	100,149	108,387
Fannie Mae, 4.74%, 2015	92,994	101,083
Fannie Mae, 4.79%, 2015	93,699	102,367
Fannie Mae, 4.81%, 2015	117,784	128,713
Fannie Mae, 4.815%, 2015	114,967	125,304
Fannie Mae, 4.82%, 2015	231,896	251,152
Fannie Mae, 4.89%, 2015	81,251	88,243

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Fannie Mae, 4.893%, 2015	178,600	$196,230
Fannie Mae, 5.466%, 2015	192,458	213,229
Fannie Mae, 4.5%, 2016 - 2041	1,751,507	1,872,191
Fannie Mae, 5.152%, 2016	34,674	38,902
Fannie Mae, 5.35%, 2016	53,422	59,594
Fannie Mae, 5.724%, 2016	92,131	102,281
Fannie Mae, 6.5%, 2016 - 2037	412,155	462,337
Fannie Mae, 5.5%, 2017 - 2035	3,473,322	3,792,181
Fannie Mae, 6%, 2017 - 2037	1,227,554	1,355,409
Fannie Mae, 5.68%, 2018	41,321	46,606
Fannie Mae, 4.875%, 2019	236,657	263,218
Fannie Mae, 5.6%, 2019	51,302	57,129
Fannie Mae, 3.87%, 2020	59,133	63,299
Fannie Mae, 4.14%, 2020	36,515	39,697
Fannie Mae, 4.88%, 2020	66,097	72,502
Fannie Mae, 7.5%, 2022 - 2031	64,961	75,798
Freddie Mac, 4.375%, 2015	26,438	26,557
Freddie Mac, 5%, 2016 - 2040	935,895	1,004,649
Freddie Mac, 3.882%, 2017	166,000	179,359
Freddie Mac, 3.154%, 2018	181,000	189,525
Freddie Mac, 5.085%, 2019	312,000	355,061
Freddie Mac, 6%, 2019 - 2038	1,021,525	1,130,504
Freddie Mac, 4.224%, 2020	152,529	168,514
Freddie Mac, 4.251%, 2020	119,000	131,672
Freddie Mac, 4.5%, 2022 - 2025	136,177	144,783
Freddie Mac, 5.5%, 2022 - 2036	1,637,316	1,784,269
Freddie Mac, 4%, 2025	443,982	467,673
Freddie Mac, 6.5%, 2032 - 2037	252,537	284,734
Ginnie Mae, 5.5%, 2033	728,836	809,942
Ginnie Mae, 4.5%, 2039 - 2041	853,705	930,200
Ginnie Mae, 5.612%, 2058	536,512	571,567
Ginnie Mae, 6.357%, 2058	296,077	305,335

		$24,002,611

Municipals - 0.7%
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2020	$295,000	$363,924

U.S. Government Agencies and Equivalents - 4.2%
Aid-Egypt, 4.45%, 2015	$335,000	$378,758
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	43,000	42,467
Small Business Administration, 6.44%, 2021	208,240	230,271
Small Business Administration, 6.625%, 2021	245,252	272,267
Small Business Administration, 4.98%, 2023	148,512	161,797
Small Business Administration, 4.77%, 2024	336,379	365,228
Small Business Administration, 4.99%, 2024	152,640	166,884
Small Business Administration, 5.11%, 2025	194,092	213,010
U.S. Department of Housing & Urban Development, 6.36%, 2016	329,000	331,040

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Government Agencies and Equivalents - continued
U.S. Department of Housing & Urban Development, 6.59%, 2016	$109,000	$109,446

		$2,271,168

U. S. Treasury Obligations - 33.5%
U. S. Treasury Bonds, 9.25%, 2016	$19,000	$25,939
U.S. Treasury Bonds, 7.5%, 2016	218,000	289,123
U.S. Treasury Bonds, 7.875%, 2021	63,000	96,129
U.S. Treasury Bonds, 6.25%, 2023	16,000	22,805
U.S. Treasury Bonds, 6.75%, 2026	33,000	50,629
U.S. Treasury Bonds, 6.375%, 2027	326,000	490,324
U.S. Treasury Bonds, 5.25%, 2029 (f)	1,367,000	1,867,023
U.S. Treasury Bonds, 4.5%, 2036	124,000	160,561
U.S. Treasury Bonds, 4.375%, 2038	772,000	986,230
U.S. Treasury Bonds, 4.5%, 2039	1,128,000	1,476,446
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,173,611
U.S. Treasury Notes, 1.375%, 2012	2,014,900	2,024,582

Issuer	Shares/Par	Value ($)
BONDS - continued
U. S. Treasury Obligations - continued
U. S. Treasury Notes, 1.375%, 2012	$1,426,000	$1,436,806
U.S. Treasury Notes, 1.375%, 2013	57,000	57,839
U.S. Treasury Notes, 1.375%, 2013	648,000	658,634
U.S. Treasury Notes, 4%, 2014	211,000	229,100
U.S. Treasury Notes, 1.875%, 2014	2,043,000	2,120,730
U.S. Treasury Notes, 4%, 2015	610,000	680,389
U.S. Treasury Notes, 2.125%, 2015	1,117,000	1,178,692
U.S. Treasury Notes, 2.625%, 2016	201,000	216,986
U.S. Treasury Notes, 2.625%, 2018	390,000	421,688
U.S. Treasury Notes, 2.75%, 2019	973,400	1,058,269
U.S. Treasury Notes, 3.5%, 2020	689,000	789,063
U.S. Treasury Notes, 2.625%, 2020	523,000	560,141

		$18,071,739

Total Bonds		$49,788,038

MONEY MARKET FUNDS (v) - 7.7%
MFS Institutional Money Market
Portfolio, 0.07%, at Net Asset
Value	4,169,579	$4,169,579

Total Investments		$53,957,617

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(41,962)

NET ASSETS - 100.0%		$53,915,655

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,467 representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Government Securities Variable Account

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures. The following is a summary of the levels used as of September 30, 2011 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$23,692,426	$—	$23,692,426
Municipal Bonds	—	363,924	—	363,924
Corporate Bonds	—	609,595	—	609,595
Residential Mortgage-Backed Securities	—	24,002,611	—	24,002,611
Commercial Mortgage-Backed Securities	—	1,119,482	—	1,119,482
Mutual Funds	4,169,579	—	—	4,169,579

Total Investments	$4,169,579	$49,788,038	$—	$53,957,617

Other Financial Instruments
Futures	$(2,101)	$—	$—	$(2,101)

For further information regarding security characteristics, see the Portfolio of Investments.

Government Securities Variable Account

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Derivative Contracts at 9/30/11

Futures Contracts Outstanding at 9/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	2	$260,188	December - 2011	$(2,101)

At September 30, 2011 the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,438,810	11,604,440	(11,873,671)	4,169,579

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,044	$4,169,579

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.